OTHER LIABILITIES - OTHER	12 Months Ended
Dec. 31, 2012
OTHER LIABILITIES - OTHER	NOTE 21. OTHER LIABILITIES - OTHER Other liabilities consist of the following:

	December 31
(in US$ thousands)	2011	2012
Deferred tax liabilities (Note 25)	$1,006	$561
Other	9	12

	$1,015	$573